Options (Details) - $ / shares	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning			2,353,829	555,651
Granted	0	0	0	1,887,000
Expired			28,800	31,550
Cancelled			(78,881)	.00
Forfeited			156,652	6,666
Options outstanding, ending	2,089,496	2,404,435	2,089,496	2,404,435
Options exercisable	1,554,504	1,141,431	1,554,504	1,141,431
Weighted average exercise price outstanding, beginning			$ 8.35	$ 31.75
Granted			.00	0.35
Expired			18.10	37.71
Cancelled			0.38	0.00
Forfeited			0.35	4.72
Weighted average exercise price outstanding, ending	$ 9.31	$ 8.42	9.31	8.42
Weighted average exercise price exercisable	12.45	17.26	12.45	17.26
Weighted average grant date fair value, beginning			4.30	16.69
Granted			0.00	0.26
Expired			11.00	17.60
Cancelled			0.23	.00
Forfeited			0.22	2.61
Weighted average grant date fair value, ending	$ 4.67	$ 3.78	4.67	3.78
Weighted average grant date fair value exercisable			$ 6.19	$ 7.62